AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (34.0%)	Ratings Moody’s, S&P and Fitch	Value	(a)
	City (12.8%)
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$ 123,000	6.250%, 01/01/29	NR/A/NR	$ 124,426

	Goodyear, Arizona
2,000,000	3.000%, 07/01/40	Aa1/AA+/NR	1,724,420

	Goodyear McDowell Road Commercial Corridor Improvement District
805,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	805,877

	Peoria, Arizona
1,875,000	3.375%, 07/15/32	Aaa/AA+/AAA	1,866,900
2,000,000	2.000%, 07/15/35	Aaa/NR/AAA	1,591,620
3,235,000	2.000%, 07/15/36	Aaa/NR/AAA	2,503,567
2,000,000	2.000%, 07/15/39	Aaa/NR/AAA	1,426,560

	Scottsdale, Arizona
1,500,000	4.000%, 07/01/40	Aaa/AAA/NR	1,541,235

	Tempe, Arizona
2,000,000	5.000%, 07/01/24	NR/AAA/AAA	2,000,000
2,770,000	5.000%, 07/01/41	NR/AAA/AAA	3,095,337

	Tempe Improvement District (Pier Town Lake)
1,000,000	5.000%, 01/01/29	Aa2/NR/NR	1,001,020

	Tucson, Arizona
3,000,000	5.000%, 07/01/24	Aa3/AA/AAA	3,000,000
	Total City		20,680,962

	County (4.5%)
	Maricopa Co. Special Health Care District
1,500,000	5.000%, 07/01/27	Aa3/NR/AA-	1,577,985
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,182,280
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,587,660

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,006,740
	Total County		7,354,665

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	School District (16.0%)
	Maricopa Co. Elementary School District No. 1 (Phoenix)
$1,455,000	5.000%, 07/01/41 AGMC Insured	NR/AA/NR	$1,592,323

	Maricopa Co. Elementary School District No. 59 (Laveen)
1,120,000	5.000%, 07/01/26	Aa1/NR/NR	1,157,453

	Maricopa Co. Elementary School District No. 62 (Union)
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	587,134

	Maricopa Co. Elementary School District No. 66 (Roosevelt)
1,100,000	5.000%, 07/01/40 BAMAC Insured	Aa3/AA/NR	1,210,946

	Maricopa Co. Elementary School District No. 92 (Pendergast)
2,000,000	5.000%, 07/01/35	Aa2/NR/AA+	2,288,780

	Maricopa Co. High School District No. 214 (Tolleson)
2,000,000	5.000%, 07/01/24	Aaa/AA/NR	2,000,000
2,665,000	4.000%, 07/01/34	Aaa/AA/NR	2,741,112

	Maricopa Co. High School District No. 216 (Agua Fria)
4,000,000	5.000%, 07/01/41	Aa1/NR/NR	4,486,200

	Maricopa Co. Unified School District No. 41 (Gilbert)
1,265,000	4.000%, 07/01/24	Aa1/AA-/NR	1,265,000

	Maricopa Co. Unified School District No. 48 (Scottsdale)
2,350,000	3.000%, 07/01/34	Aa1/AA/NR	2,154,292

	Maricopa Co. Unified School District No. 80 (Chandler)
3,000,000	5.000%, 07/01/25	Aaa/NR/AAA	3,052,620

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	507,170

	Pima Co. Unified School District No. 6 (Marana)
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,008,340

	Pima Co. Unified School District No. 30 (Sahuarita)
1,750,000	5.000%, 07/01/41 BAMAC Insured	NR/AA/NR	1,917,195
	Total School District		25,968,565

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Special District (0.7%)
	Estrella Mountain Ranch Community Facilities District
$155,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	$161,239

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	Aa2/A-/NR	500,095

	Mystic Lake Pleasant Heights Community Facilities District
470,000	3.000%, 07/15/28 BAMAC Insured	NR/AA/NR	456,140
	Total Special District		1,117,474
	Total General Obligation Bonds		55,121,666

	Revenue Bonds (59.0%)
	Airport (12.1%)
	Phoenix Civic Improvement Corp. Airport Bonds
1,420,000	5.000%, 07/01/32	Aa3/A+/NR	1,483,304
3,500,000	4.000%, 07/01/40	Aa3/A+/NR	3,506,790
3,825,000	5.000%, 07/01/26 AMT	Aa2/AA-/NR	3,926,745
2,595,000	5.000%, 07/01/27 AMT	Aa2/AA-/NR	2,695,971
3,000,000	5.000%, 07/01/28 AMT	Aa2/AA-/NR	3,151,650
1,300,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	1,371,227
3,450,000	4.000%, 07/01/38 AMT	Aa3/A+/NR	3,452,208
	Total Airport		19,587,895

	Charter Schools (1.5%)
	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	432,610

	Arizona Industrial Development Authority (Equitable Schools)
1,000,000	5.000%, 11/01/28	NR/A/NR	1,050,400

	Arizona Industrial Development Authority (Greathearts Academies)
1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	886,880
	Total Charter Schools		2,369,890

	Electric (4.7%)
	Salt River Agricultural Improvement & Power District
1,330,000	5.000%, 12/01/34	Aa1/AA+/NR	1,344,989
3,000,000	4.000%, 01/01/41	Aa1/AA+/NR	3,017,610
3,000,000	5.250%, 01/01/53	Aa1/AA+/NR	3,319,650
	Total Electric		7,682,249

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Excise Tax (6.8%)
	Buckeye Excise Tax
$400,000	4.000%, 07/01/36	NR/AA+/AA	$403,304

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	507,090

	Glendale Senior Excise Tax Revenue and Revenue Refunding Obligations
3,275,000	5.000%, 07/01/37	NR/AA+/AA	3,781,086

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,416,469

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,135,320

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,715,093

	Scottsdale Municipal Property Corp. (Aviation)
1,100,000	5.000%, 07/01/28 AMT	Aa1/AAA/AA+	1,144,385
	Total Excise Tax		11,102,747

	Healthcare (1.8%)
	Arizona Industrial Development Authority (Phoenix Children’s Hospital)
1,000,000	3.000%, 02/01/45	A1/A+/AA-	814,630

	Maricopa Co. Industrial Development Authority (Banner Health)
2,000,000	5.000%, 01/01/53	NR/AA-/AA-	2,049,120
	Total Healthcare		2,863,750

	Higher Education (7.5%)
	Arizona Board of Regents (Arizona State University System) VRDO***
5,320,000	3.850%, 07/01/34	Aa2/AA/NR	5,320,000

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,000,000	3.125%, 08/01/39	Aa3/A+/NR	874,480

	Arizona Board of Regents (University of Arizona System)
2,500,000	5.000%, 06/01/30	Aa2/AA-/NR	2,533,825
105,000	4.000%, 06/01/38	Aa2/AA-/NR	106,930

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Maricopa Co. Industrial Development Authority (Creighton University)
$2,500,000	5.000%, 07/01/47	A2/NR/NR	$2,594,600

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
750,000	5.000%, 07/01/42	Baa3/NR/NR	765,420
	Total Higher Education		12,195,255

	Housing (2.2%)
	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,696,131	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	3,599,349

	Lease (1.6%)
	Nogales Municipal Development Authority, Inc.
505,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	523,054
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,004,840
	Total Lease		2,527,894

	Pollution Control (0.2%)
	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	337,448

	Resource Recovery (2.6%)
	Chandler Industrial Development Authority (Intel Corporation Project)
4,055,000	5.000%, 09/01/52 AMT	A3/A-/NR	4,164,404

	Senior Living Facilities (1.3%)
	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities) †††
620,000	5.000%, 01/01/28	NR/D/NR	495,039
555,000	5.000%, 01/01/29	NR/D/NR	413,014
1,205,000	5.000%, 01/01/30	NR/D/NR	865,853
655,000	4.000%, 01/01/33	NR/D/NR	380,974
	Total Senior Living Facilities		2,154,880

	Transportation (3.4%)
	Arizona State Transportation Board Highway Revenue Refunding
3,500,000	5.000%, 07/01/25	Aa1/AA+/NR	3,561,040
1,905,000	5.000%, 07/01/33	Aa1/AA+/NR	1,964,188
	Total Transportation		5,525,228

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Utility (7.1%)
	Greater Arizona Development Authority Revenue
$ 305,000	5.000%, 08/01/28 AGMC Insured	A1/AA+/NR	$ 305,250

	Mesa Utility System
2,150,000	4.000%, 07/01/32	Aa2/AA-/NR	2,171,242
5,000,000	5.000%, 07/01/36	Aa3/A+/NR	5,843,000

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,144,810
	Total Utility		11,464,302

	Water/Sewer (6.2%)
	Phoenix Civic Improvement Corp. Junior Lien Water System Revenue
3,000,000	5.000%, 07/01/36 Series 2016	Aa2/AAA/NR	3,090,300
6,365,000	5.000%, 07/01/45 Series 2021A	Aa2/AAA/NR	6,881,011
	Total Water/Sewer		9,971,311
	Total Revenue Bonds		95,546,602

	Pre-Refunded Bonds\ Escrowed to Maturity Bonds (4.1%)††
	Pre-Refunded General Obligation\ Escrowed to Maturity Bonds (3.7%)
	City (0.8%)
	Tempe, Arizona
1,295,000	3.750%, 07/01/34	NR/NR/NR*	1,300,504

	School District (1.5%)
	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa2/NR/NR	1,000,520

	Maricopa Co. Unified School District No. 11 (Peoria)
1,480,000	4.000%, 07/01/25	Aa3/AA-/NR	1,480,474
	Total School District		2,480,994

	State (1.4%)
	Arizona State COP
2,220,000	5.000%, 10/01/24 ETM	Aa2/AA-/NR	2,228,281
	Total Pre-Refunded General Obligation Bonds\ Escrowed to Maturity Bonds		6,009,779

	Pre-Refunded Revenue Bonds (0.4%)
	Lease (0.4%)
	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	601,356
	Total Pre-Refunded Bonds\ Escrowed to Maturity Bonds		6,611,135
	Total Municipal Bonds (cost $160,345,468)		157,279,403

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Shares	Short-Term Investment (1.3%)	Ratings Moody’s, S&P and Fitch	Value	(a)
2,161,003	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%** (cost $2,161,003)	Aaa-mf/AAAm/NR	$ 2,161,003

	Total Investments (cost $162,506,471-note b)	98.4%	159,440,406
	Other assets less liabilities	1.6	2,674,555
	Net Assets	100.0%	$162,114,961

Portfolio Distribution By Quality Rating	Percent of Investments†

Aaa of Moody’s or AAA of S&P or Fitch	26.5%
Pre-refunded bonds\ ETM bonds††	4.2
Aa of Moody’s or AA of S&P or Fitch	60.9
A of Moody’s or S&P	7.0
D of S&P	1.4
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NR - Not Rated
VRDO - Variable Rate Demand Obligation

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
†††	Illiquid securities: Represents 1.3% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
(b)	At June 30, 2024, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $161,960,215 amounted to $2,519,809, which consisted of aggregate gross unrealized appreciation of $1,295,538 and aggregate gross unrealized depreciation of $3,815,347.
(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,161,003
Level 2 – Other Significant Observable Inputs- Municipal Bonds	157,279,403
Level 3 – Significant Unobservable Inputs	–
Total	$159,440,406
+See schedule of investments for a detailed listing of securities.